Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks, including reserve requirements of $8,492 and $8,698	$ 22,532	$ 22,521
Interest bearing deposits	6,704	1,456
Cash and cash equivalents	29,236	23,977
Certificates of deposit	0	735
Investment securities available for sale	321,388	272,449
Other investments	5,712	5,761
Total securities	327,100	278,210
Mortgage loans held for sale	5,146	3,814
Loans	670,497	726,160
Less allowance for loan losses	(16,604)	(15,493)
Net loans	653,893	710,667
Premises and equipment, net	16,896	17,334
Cash surrender value of life insurance	12,835	7,539
Other real estate	7,576	6,673
Accrued interest receivable and other assets	14,381	18,703
Total assets	1,067,063	1,067,652
Deposits:
Non-interest bearing demand	136,878	114,792
NOW, MMDA & savings	366,133	332,511
Time, $100,000 or more	193,045	241,366
Other time	131,055	150,043
Total deposits	827,111	838,712
Demand notes payable to U.S. Treasury	0	1,600
Securities sold under agreements to repurchase	39,600	34,094
FHLB borrowings	70,000	70,000
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	6,706	5,769
Total liabilities	964,036	970,794
Commitments
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; issued and outstanding 25,054 shares in 2011 and 2010	24,758	24,617
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,544,160 shares in 2011 and 5,541,413 shares in 2010	48,298	48,281
Retained earnings	26,895	23,573
Accumulated other comprehensive income	3,076	387
Total shareholders' equity	103,027	96,858
Total liabilities and shareholders' equity	$ 1,067,063	$ 1,067,652